PROPERTY, PLANT AND EQUIPMENT, NET - Fair value hierarchy (Details) - Level 3	Dec. 31, 2024
Leased-out batteries | DCF | Discounted rate | Minimum
FAIR VALUE HIERARCHY
Significant unobservable inputs as percentage	0.0867%
Leased-out batteries | DCF | Discounted rate | Maximum
FAIR VALUE HIERARCHY
Significant unobservable inputs as percentage	0.1022%
Battery production line facilities | Replacement Cost | Economic obsolescence
FAIR VALUE HIERARCHY
Significant unobservable inputs as percentage	0.294%